Equity (Tables)	3 Months Ended
Mar. 31, 2016
Distribution Made to Limited Partner [Line Items]
Schedule of Stockholders Equity [Table Text Block]
Changes to equity during the three months ended March 31, 2016, were as follows:

	Western Shareholders' Equity	Non-controlling Interest	Total Equity
	(In thousands)
Balance at December 31, 2015	$1,299,297	$1,646,609	$2,945,906
Net income	30,538	9,047	39,585
Dividends	(35,601)	—	(35,601)
Stock-based compensation	328	4,657	4,985
Tax deficiency from stock-based compensation	(328)	—	(328)
Distributions to non-controlling interests	—	(28,747)	(28,747)
Treasury stock purchases	(75,000)	—	(75,000)
Balance at March 31, 2016	$1,219,234	$1,631,566	$2,850,800

Changes to equity during the three months ended March 31, 2015, were as follows:

	Western Shareholders' Equity	Non-controlling Interest	Total Equity
	(In thousands)
Balance at December 31, 2014	$1,119,708	$1,667,936	$2,787,644
Net income	105,989	68,979	174,968
Other comprehensive income, net of tax	8	—	8
Dividends	(28,638)	—	(28,638)
Stock-based compensation	1,001	2,503	3,504
Excess tax benefit from stock-based compensation	337	—	337
Distributions to non-controlling interests	—	(33,665)	(33,665)
Treasury stock purchases	(25,000)	—	(25,000)
Balance at March 31, 2015	$1,173,405	$1,705,753	$2,879,158

Class of Treasury Stock [Table Text Block]
The following table summarizes our share repurchase activity for the September 2015 Program:

	Number of shares purchased	Cost of share purchases (In thousands)
Shares purchased at December 31, 2015	—	$—
Shares purchased during Q1, 2016	2,462,350	75,000
Shares purchased at March 31, 2016	2,462,350	$75,000

Dividends Declared [Table Text Block]
The table below summarizes our 2016 cash dividend declarations, payments and scheduled payments:

	Declaration Date	Record Date	Payment Date	Dividend per Common Share	Total Payment (In thousands)
First quarter	January 6	January 20	February 4	$0.38	$35,601
Second quarter (1)	April 8	April 18	May 2	0.38	—
Total					$35,601
(1) The second quarter 2016 cash dividend of $0.38 per common share will result in an estimated aggregate payment of $34.7 million.

Northern Tier Energy LP [Member]
Distribution Made to Limited Partner [Line Items]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
The table below summarizes NTI's 2016 quarterly distribution declarations, payments and scheduled payments:

Declaration Date	Record Date	Payment Date	Distribution per Unit
February 3, 2016	February 12, 2016	February 19, 2016	$0.38
Total			$0.38

Western Refining Logistics, LP [Member]
Distribution Made to Limited Partner [Line Items]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
The table below summarizes WNRL's 2016 quarterly distribution declarations, payments and scheduled payments:

Declaration Date	Record Date	Payment Date	Distribution per Common and Subordinated Unit
February 1, 2016	February 11, 2016	February 26, 2016	$0.3925
April 25, 2016	May 13, 2016	May 27, 2016	0.4025
Total			$0.7950
In addition to its quarterly distributions, WNRL paid incentive distributions of $0.8 million and $0.02 million for the three months ended March 31, 2016 and 2015, respectively, to Western as its general partner and holder of its incentive distribution rights.